SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Indefinite useful lives:
Subtotal		$ 113,770,697	$ 121,123,727
Definite useful lives
Subtotal		27,832,436	22,746,743
Less: accumulated amortization		13,621,612	9,901,356
Definite useful lives, net		14,210,824	12,845,387
Intangible Assets, net		127,981,521	133,969,114
Agency Contract Rights [Member]
Definite useful lives
Subtotal		18,928,983	17,648,868
Customer Relationships [Member]
Definite useful lives
Subtotal		3,753,785
Talent Acquisition Costs [Member]
Definite useful lives
Subtotal		3,102,781	3,990,059
Game Copyright [Member]
Definite useful lives
Subtotal		969,336
Hongli Culture [Member]
Definite useful lives
Subtotal		794,597	816,913
Software [Member]
Definite useful lives
Subtotal		282,954	290,903
League Tournaments Rights [Member]
Indefinite useful lives:
Subtotal	[1]	76,263,589	81,569,968
Ninjas in Pyjamas [Member]
Indefinite useful lives:
Subtotal		22,642,669	24,933,835
Wuhan ESVF [Member]
Indefinite useful lives:
Subtotal		14,220,542	14,619,924
Young Wuhan [Member]
Indefinite useful lives:
Subtotal		$ 643,897

[1]	League tournaments rights derived from business acquisition were $70,894,475 and $65,879,725 as of December 31, 2023 and 2024, respectively.